Label	Element	Value
Stone Ridge 2056 Inflation-Protected Longevity Income ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Stone Ridge 2056 Inflation-Protected Longevity Income ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Stone Ridge 2056 Inflation-Protected Longevity Income ETF (the “Fund”) seeks to provide reliable monthly inflation-linked distributions consisting of income and principal through 2056.
There can be no assurance that the Fund will achieve its investment objective.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund has not completed its first fiscal year of operations as of the date of this prospectus. The Predecessor Fund’s portfolio turnover rate during the period in which the Predecessor Fund was in operation reflects transactions made in preparation for the Predecessor Fund’s reorganization with and into the Fund and is not representative of the Fund’s expected portfolio turnover rate. Based on the Fund’s portfolio of investments, the Fund anticipates having a modest portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses have been adjusted from amounts incurred during the period of LifeX Inflation-Protected Income Fund 1956F’s operations to reflect estimated current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Investments. The Fund is an exchange-traded fund (“ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”), primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities), as well as money market funds that invest exclusively in U.S. Government Bonds or repurchase agreements collateralized by such securities.
TIPS are income-generating instruments the principal payments of which are adjusted for inflation (i.e., increase or decrease annually based on the level of a government-published measurement of inflation). This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-linked bonds typically have lower yields than conventional fixed-rate bonds. Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non‑payment of either interest or principal). The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities to support the Fund’s inflation-linked distributions.
The Offering. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies (such series, the “Stone Ridge Inflation-Protected Longevity Income ETFs”). Each other Stone Ridge Inflation-Protected Longevity Income ETF will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.
While there are many investment products designed to help investors accumulate assets and to build a nest egg, there are few investment products designed to help investors convert those assets into predictable cashflows. The Fund is designed to provide an opportunity for investors to receive predictable cashflows by making monthly inflation-linked distributions through 2056 — which is up to age 100 for investors born in the year 1956 (the “Modeled Cohort”). However, the Fund’s shares may be purchased by any investor seeking to receive the Fund’s planned distributions regardless of the investor’s birth year.
The Fund is designed so that members of the Modeled Cohort have a choice in 2036, the year in which they reach age 80, to continue to receive Longevity-Linked Distributions and/or to receive Term Distributions (each as defined below):
1.
Distributions for the investor’s lifetime up to age 100 (“Longevity-Linked Distributions”): It is expected that in 2036, members of the Modeled Cohort will be eligible to invest in a corresponding closed‑end fund (a “Closed‑End Fund”). The purpose of each Closed‑End Fund is to enable members of the Modeled Cohort to continue to receive substantially identical monthly inflation-linked distributions to those delivered by the Fund for the rest of their lives up to age 100. The Fund’s investment portfolio is initially designed to “lock in” interest rates so that the ability of a member of the Modeled Cohort to receive Longevity-Linked Distributions is substantially unimpacted by changes in interest rates. To equitably reflect differences in life expectancy, there are expected to be two corresponding Closed‑End Funds for the Modeled Cohort: one per gender.

2.
Distributions for the full term through 2056 (“Term Distributions”): An investor may remain invested in the Fund to receive monthly inflation-linked distributions through 2056. Because an investor in the Fund is entitled to receive distributions through 2056 regardless of his or her lifespan, the Fund’s per‑share distribution rate will be reduced in April of 2036 (the “Recalibration Year”) to a level estimated to be sustainable for the Fund’s full term through 2056. This event is referred to herein as the

“recalibration.” At that time, the Fund’s investment portfolio will be rebalanced to “lock in” interest rates so that the Fund’s ability to make Term Distributions is substantially unimpacted by changes in interest rates.

Following April of the Recalibration Year, investors may continue to hold all or a portion of their Fund shares to continue to receive Term Distributions. Members of the Modeled Cohort are expected to be able to receive Longevity-Linked Distributions by investing in a corresponding Closed‑End Fund offered to members of the Modeled Cohort at age 80. The Fund is designed to enable a member of the Modeled Cohort to be able to sell all or a portion of their Fund shares and purchase a similar number of shares of the corresponding Closed‑End Fund, although members of the Modeled Cohort would not be required to sell their Fund shares to purchase Closed‑End Fund shares. Members of the Modeled Cohort may elect to receive both Term Distributions and Longevity-Linked Distributions by holding a mix of Fund and Closed‑End Fund shares.
The Fund and any corresponding Closed‑End Funds intend to liquidate in December 2056 and to have distributed substantially all of their assets by that time. There will be no further distributions from the Fund or any corresponding Closed‑End Fund beyond that year.
Distributions. The Fund intends to make an identical distribution each month equal to $0.0833 per outstanding share of the Fund, multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. As discussed above, the Fund’s distributions are intended to be linked to inflation. Distributions will be adjusted based on a measure of inflation provided in the formula below. The adjustments for inflation made pursuant to this formula may not align perfectly with inflation actually experienced by investors. Additionally, the adjustments for inflation will not lower the intended annual total distribution per share below $1.00 per share per year, until April of the year in which members of the Modeled Cohort reach age 80. Thereafter, the Fund estimates it will make an identical distribution each month equal to approximately $0.0781 per outstanding share of the Fund, for a total of $0.94 per share per year, through the end of the year in which members of the Modeled Cohort will reach age 100.
The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis (the “Consumer Price Index”) for October of the preceding calendar year divided by (B) the level of the Consumer Price Index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.
The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month until December of the year in which members of the Modeled Cohort will turn 100.
The following table illustrates the Fund’s intended distributions for an investor who purchases 100,000 shares under several example inflation scenarios. For simplicity, only select years are shown. See “Principal Investment Risks — Distribution Rate Risk” and “— Interest Rate Risk” for more information on the distribution rates and “— Term Risk” for information on the Fund’s intended liquidation year.

Year	0% Inflation		2% Inflation		4% Inflation
2024		$8,333		$8,333		$8,333
2036†	$ $	8,333 until March; 5,915 April onwards	$ $	10,780 until March; 7,652 April onwards	$ $	13,876 until March; 9,849 April onwards
2046§		$5,915		$9,328		$14,579
2056§		$5,915		$11,370		$21,581
†
In April of the Recalibration Year, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. The recalibrated level is estimated as of the date of this prospectus.

§	Estimated as of July 31, 2024.
Actuarial Estimates. Each Stone Ridge Inflation-Protected Longevity Income ETF is designed to make distributions at a rate calibrated based on the life expectancy of its Modeled Cohort, with the understanding that members of its Modeled Cohort are expected to be able to invest in a Closed‑End Fund that seeks to continue to receive that distribution rate beyond age 80.
The Adviser uses actuarial estimates of mortality rates for the Fund’s Modeled Cohort to determine the mix of U.S. Government Bonds with principal and interest payments to enable the Fund to support its intended distributions so that members of the Modeled Cohort can sell their Fund shares at age 80 and purchase a similar number of shares in a Closed‑End Fund.
The initial net asset value for each newly launched Stone Ridge Inflation-Protected Longevity Income ETF will be determined using the same methodology described below under “How to Purchase and Sell Fund Shares,” such that any difference in initial net asset value between Stone Ridge Inflation-Protected Longevity Income ETFs will be a result of differences in the number of years each Stone Ridge Inflation-Protected Longevity Income ETF plans to operate and the actuarial estimates of mortality rates for the Modeled Cohorts applicable to those Stone Ridge Inflation-Protected Longevity Income ETFs. Other than the differences in initial net asset values, each other Stone Ridge Inflation-Protected Longevity Income ETF will be offered on substantially identical terms as the Fund.
Aspects of the Fund and the other Stone Ridge Inflation-Protected Longevity Income ETFs described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
On or about September 13, 2024, the Predecessor Fund, a separate series of the Trust, is expected to reorganize with and into the Fund (the “Reorganization”). At the time of the Reorganization, the Predecessor Fund will not have completed its first calendar year of operations. Prior to the Reorganization, the Fund will be a newly formed “shell” fund with no assets and will not have commenced operations. When available, performance information provided for the period prior to the Reorganization will be that of the Predecessor Fund. The investment objectives, guidelines, and restrictions of the Predecessor Fund are substantially similar to those of the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	On or about September 13, 2024, the Predecessor Fund, a separate series of the Trust, is expected to reorganize with and into the Fund (the “Reorganization”). At the time of the Reorganization, the Predecessor Fund will not have completed its first calendar year of operations. Prior to the Reorganization, the Fund will be a newly formed “shell” fund with no assets and will not have commenced operations.
Stone Ridge 2056 Inflation-Protected Longevity Income ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
Stone Ridge 2056 Inflation-Protected Longevity Income ETF | Distribution Rate Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Distribution Rate Risk. The Fund’s initial distribution rate is calibrated based on the life expectancy of its Modeled Cohort and intended to support the option for members of its Modeled Cohort to continue to pursue a similar distribution rate of that of the Fund beyond age 80 by investing in a Closed‑End Fund. Because, unlike the Closed‑End Funds, the Fund does not engage in longevity pooling, the Fund would not be able to sustain its initial distribution rate for its full term. In April of the Recalibration Year, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. There is a risk that the Fund may ultimately recalibrate its distribution to be higher or lower than this estimate. See “Principal Investment Strategies — Distributions” for estimated distributions following the recalibration and “Interest Rate Risk” below for further information.

Stone Ridge 2056 Inflation-Protected Longevity Income ETF | Treasury Inflation Protected Securities TIPS and Consumer Price Index Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Treasury Inflation-Protected Securities (TIPS) and Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally move in line with inflation in the U.S., as measured by changes in the Consumer Price Index published as of each October. The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which fluctuate in value in response to changes in the Consumer Price Index. If the Consumer Price Index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, the Consumer Price Index may not reflect the inflation experienced by the Modeled Cohort, and an investor’s living expenses may be impacted by inflation in a different amount than is measured by the Consumer Price Index. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

Stone Ridge 2056 Inflation-Protected Longevity Income ETF | Term Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Term Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to liquidate in 2056, and there will be no further distributions from the Fund beyond that year. The Fund’s distribution rate will be recalibrated in April of the Recalibration Year to a level designed to be sustainable until 2056, the year the Modeled Cohort reaches age 100. However, due to certain risks impacting the market for the Fund’s investments, such as the risk of a U.S. government default, it is possible that the Fund may run out of assets to support its intended distributions prior to its intended term. Investors should consider the price of the Fund’s shares and the remaining term of the Fund at the time of their purchase when determining whether the Fund is appropriate for their financial planning needs.

Stone Ridge 2056 Inflation-Protected Longevity Income ETF | Interest Rate Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation and are otherwise not intended to change other than in connection with the one‑time recalibration of the Fund’s distributions in the Recalibration Year. While the Fund’s investment strategy is intended to substantially reduce the impact of changes in interest rates on the recalibration of its distribution rate, the recalibrated distribution rate may nonetheless be lower than currently estimated if interest rates decrease prior to the recalibration date. On the other hand, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time, and that the market value of their shares will decrease.
In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to hedge its inflation exposure more precisely. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non‑parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

Stone Ridge 2056 Inflation-Protected Longevity Income ETF | U S Government Bonds Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. There can be no assurance that U.S. Government Bonds will avoid default in the future.
Stone Ridge 2056 Inflation-Protected Longevity Income ETF | Closed End Fund Availability Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Closed‑End Fund Availability Risk. The Fund is designed to support the option for members of its Modeled Cohort to continue to pursue substantially identical monthly inflation-linked distributions beyond age 80 by investing in a Closed‑End Fund. However, the Closed‑End Funds may not become available as intended. For example, the Adviser may determine that it is not appropriate to launch the Closed‑End Funds if the Adviser believes there may not be a sufficiently diverse investor base, which is expected to be at least 100 shareholders. In the absence of a Closed‑End Fund, investors may remain invested in the Fund; alternatively, an investor may sell his or her shares, though investors may not have available to them an alternative investment option that provides the same level of distributions as they might have been able to receive if a Closed‑End Fund were available. Shares of the Funds may continue to be held by a shareholder’s beneficiary or may be sold at the then-current market price. However, a beneficiary of a Fund shareholder will not be eligible to invest in a corresponding Closed‑End Fund unless the beneficiary is a member of the Modeled Cohort. The Closed‑End Funds will be subject to different and additional risks as will be disclosed in the Closed‑End Funds’ prospectuses. This prospectus is not an offer to sell or the solicitation of an offer to buy securities of the Closed‑End Funds. A form of a Closed‑End Fund’s prospectus (which is subject to revision) is included as Appendix A hereto.

Stone Ridge 2056 Inflation-Protected Longevity Income ETF | ETF Structure Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ETF Structure Risks. The Funds are structured as ETFs and are subject to risks related to exchange trading, including:
•
The Fund’s shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV.

•	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market may not be maintained.
•
Shares of the Fund are created and redeemed by a limited number of authorized participants (“Authorized Participants”). Fund shares may trade at a greater premium or discount to NAV in the event that the Authorized Participants fail to fulfill creation or redemption orders on behalf of the Fund.

Stone Ridge 2056 Inflation-Protected Longevity Income ETF | Stone Ridge 2056 Inflation-Protected Longevity Income ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	160
1 Year	rr_ExpenseExampleNoRedemptionYear01	51
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 160

[1]
Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all‑in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of 0.50% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

[2]
Other Expenses have been adjusted from amounts incurred during the period of LifeX Inflation-Protected Income Fund 1956F’s operations to reflect estimated current expenses. LifeX Inflation-Protected Income Fund 1956F (the “Predecessor Fund”) is the predecessor to the Fund. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.